Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-controlling Interests
Schedule of reconciliation of non-controlling interest
	December 31,	December 31,
	2024	2023
Beginning balance	$(2,712,752)	$(2,148,964)
Proportionate shares of net loss	(323,515)	(565,301)
Foreign currency translation adjustment	4,592	1,513
Total	$(3,031,675)	$(2,712,752)